UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10491

        Nuveen Real Estate Income Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            12/31

Date of reporting period:          09/30/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Real Estate Income Fund (JRS)
September 30, 2004

		Market
Shares	Description(1)	Value

	COMMON STOCKS - 85.0% (65.1% of Total Investments)
	Apartments - 14.1%
$526,300	AMLI Residential Properties Trust	$ 16,078,465
130,300	Apartment Investment & Management Company, Series A	4,531,834
870,000	Archstone-Smith Trust	27,526,800
516,400	AvalonBay Communities, Inc.	31,097,608

	Healthcare - 12.6%
1,912,300	Nationwide Health Properties Inc., Series A	39,680,225
1,740,300	Senior Housing Properties Trust	31,012,146

	Hotel - 0.8%
492,564	Hersha Hospitality Trust	4,630,102

	Industrial - 3.4%
517,100	First Industrial Realty Trust, Inc.	19,080,990

	Office - 33.2%
1,388,800	Arden Realty, Inc.	45,247,104
3,642,100	HRPT Properties Trust	40,026,679
1,351,500	Mack-Cali Realty Corporation	59,871,450
298,100	Maguire Properties, Inc.	7,246,811
1,205,600	Reckson Associates Realty Corporation	34,661,000

	Regional Malls - 13.4%
807,600	Glimcher Realty Trust	19,624,680

1,044,100	The Macerich Company	55,640,089

	Shopping Centers - 7.1%
413,800	Federal Realty Investment Trust	18,207,200
880,300	New Plan Excel Realty Trust	22,007,500

	Storage - 0.4%
76,900	Public Storage Inc., Series A	2,168,580

	Total Common Stocks (cost $323,224,179)	478,339,263

	PREFEFFED STOCKS - 43.9% (33.7% of Total Investments)
	Apartments - 10.4%
	Apartment Investment & Management Company:
803,500	Series R, 10.000%	21,429,345
380,000	Series U, 7.750%	9,199,800
945,000	Home Properties NY Inc., Series F, 9.000%	26,271,000
51,300	United Dominion Realty Trust, Series B, 8.600%	1,387,152

	Diversified - 10.9%
	Crescent Real Estate Equities Company:
1,031,300	Series A (Convertible), 6.750%	21,873,873
850,000	Series B, 9.500%	23,120,000
150,000	Lexington Corporate Properties Trust, Series B, 8.050%	3,877,500
497,623	PS Business Parks Inc., Series F, 8.750%	13,261,652

	Healthcare - 0.6%
32,558	Nationwide Health Properties, Inc., 7.677%	3,329,056

	Hotel - 5.7%
130,000	Ashford Hospitality Trust Inc., Series A, 8.550%	3,303,300
360,000	Boykin Lodging Company, Series A, 10.500%	10,116,000
592,000	LaSalle Hotel Properties, Series A, 10.250%	16,516,800
82,000	WestCoast Hospitality Corporation, Series A, 9.500%	2,123,800

	Office - 6.3%
	Alexandria Real Estate Equities Inc:
95,400	Series B, 9.100%	2,577,708
160,000	Series C, 8.375%	4,205,008
200,000	Corporate Office Properties Trust, Series G, 8.00%	5,100,000
12,141	Highwoods Properties, Inc., Series A, 8.625%	13,218,514
406,000	Maguire Properties, Inc., Series A, 7.625%	10,109,400

	Regional Malls - 2.2%
113,000	Glimcher Realty Trust, Series F, 8.750%	2,993,370
	Mills Corporation:
115,200	Series C, 9.000%	3,168,000
213,000	Series E, 8.750%	5,751,000
24,500	Taubman Centers Inc., Series A, 8.300%	630,140

	Shopping Centers - 7.5%
160,000	Cedar Shopping Centers Inc., 8.875%	4,220,000
480,000	Developers Diversified Realty Corporation, Series G, 8.000%	12,667,200
808,000	Federal Realty Investment Trust, Series B, 8.500%	21,864,480
125,000	Saul Centers Inc., Series A, 8.000%	3,331,250

	Storage - 0.3%
	Shurgard Storage Centers, Inc:
24,600	Series C, 8.750%	653,130
30,000	Series D, 8.700%	766,500

	Total Preferred Stocks (cost $226,151,927)	247,064,978

Principal		Market
Amount (000)	Description(1)	Value

	REPURCHASE AGREEMENTS (cost $8,659,358) - 1.5% (1.2 % of Total Investments)
	State Street Bank, 1.700%, dated 9/30/04, due 10/01/04, repurchase price
	$8,659,767, collateralized by $8,295,000 U.S. Treasury Notes, 4.750%,
$8,659	due 5/15/14, value $8,834,175	$ 8,659,358

	Total Investments (cost $558,035,464) - 130.4%	734,063,599

	Other Assets Less Liabilities - 0.2%	782,765

	Taxable Auctioned Preferred Shares, at Liquidation Value - (30.6)%	(172,000,000)

	Net Assets Applicable to Common Shares - 100%	$562,846,364

	Interest Rate Swap Transactions Outstanding at September 30, 2004:
						Unrealized
		Notional			Termination	Appreciation
		Amount	Fixed Rate	Floating Rate*	Date	(Depreciation)

		$43,000,000	4.0225%	1.6963%	2/07/05	$ (361,194)
		43,000,000	4.8000	1.6963	2/06/07	(1,860,289)
		43,000,000	5.1900	1.6963	2/06/09	(2,920,188)

						$(5,141,671)

*	Based on LIBOR (London Interbank Offered Rate)

(1)	All percentages in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial
	statement and federal income tax purposes are primarily due to timing differences in recording certain gains
	and losses on security transactions.

	At September 30, 2004, the cost of investments was $558,035,464.

	Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2004,
	were as follows:

	Gross unrealized:
	Appreciation	$176,368,935
	Depreciation	(340,800)

	Net unrealized appreciation of investments	$176,028,135

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Real Estate Income Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         11/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         11/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         11/29/04

* Print the name and title of each signing officer under his or her signature.